NORWEST ADVANTAGE FUNDS

                             VALUGROWTH(SM) STOCK FUND
                          SMALL CAP OPPORTUNITIES FUND

                                    I SHARES

                       Supplement Dated September 22, 1998
                        to Prospectus Dated April 1, 1998

1. The following is added as the second paragraph under the section entitled "Futures Contracts and Options" on Page A-14 of the Prospectus:

          ValuGrowth Stock Fund. The Fund may write covered calls and purchase calls on portfolio equity securities.

2. The following replaces, in its entirety, the paragraph entitled Small Cap Opportunities Fund/Schroder U.S. Smaller Companies Portfolio under the section entitled "Portfolio Managers" on Page 72 of the Prospectus.

          SMALL CAP OPPORTUNITIES FUND/SCHRODER U.S. SMALLER COMPANIES PORTFOLIO -- IRA L. UNSCHULD, Group Vice President, with the assistance of a small cap investment team, is primarily responsible for the day-to-day management of the Portfolio's investments. Mr. Unschuld has been employed by SCMI in the investment research and portfolio management areas since 1990. Mr. Unschuld earned his MBA at the Wharton School of Business in 1989. He has a total of 9 years experience in the investment management arena.





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                             NORWEST ADVANTAGE FUNDS

                             VALUGROWTH(SM) STOCK FUND
                          SMALL CAP OPPORTUNITIES FUND

                                    A SHARES
                                    B SHARES

                       Supplement Dated September 22, 1998
                       to Prospectus Dated October 1, 1997

1. The following is added on Page 42 under the section entitled "Additional Investment Policies and Risk Considerations":

          The Fund may write covered calls and purchase calls on portfolio equity securities.

2. The following replaces, in its entirety, the paragraph entitled Small Cap Opportunities Fund/Schroder U.S. Smaller Companies Portfolio under the section entitled "Portfolio Managers" on Page 49 of the Prospectus.

          SMALL CAP OPPORTUNITIES FUND/SCHRODER U.S. SMALLER COMPANIES PORTFOLIO -- IRA L. UNSCHULD, Group Vice President, with the assistance of a small cap investment team, is primarily responsible for the day-to-day management of the Portfolio's investments. Mr. Unschuld has been employed by SCMI in the investment research and portfolio management areas since 1990. Mr. Unschuld earned his MBA at the Wharton School of Business in 1989. He has a total of 9 years experience in the investment management arena.